Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The computation of basic and diluted earnings per share under the two-class method is presented as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
	(In thousands, except per share data)
Basic earnings per common share:
Allocation of earnings:
Net income attributable to Western Refining, Inc.	$65,415	$133,919	$95,953	$239,908
Distributed earnings	(34,685)	(32,476)	(70,286)	(61,114)
Undistributed income available to Western Refining, Inc.	$30,730	$101,443	$25,667	$178,794
Weighted-average number of common shares outstanding	92,786	95,539	92,432	95,553
Basic earnings per common share:
Distributed earnings per share	$0.37	$0.34	$0.76	$0.64
Undistributed earnings per share	0.33	1.06	0.28	1.87
Basic earnings per common share	$0.70	$1.40	$1.04	$2.51

Diluted earnings per common share:
Net income attributable to Western Refining, Inc.	$65,415	$133,919	$95,953	$239,908
Weighted-average diluted common shares outstanding	92,847	95,626	92,495	95,654
Diluted earnings per common share	$0.70	$1.40	$1.04	$2.51

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The computation of the weighted average number of diluted shares outstanding is presented below:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
	(In thousands)
Weighted-average number of common shares outstanding	92,786	95,539	92,432	95,553
Restricted share units and phantom stock	61	87	63	101
Weighted-average number of diluted shares outstanding	92,847	95,626	92,495	95,654